SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 98.17%
Australia — 7.29%
12,500	BHP Group Ltd.	$375,774
2,950	CSL Ltd.	546,277
2,722	Macquarie Group Ltd.	323,885
4,034	Rio Tinto Plc	256,360
14,302	Santos Ltd.	71,560

		1,573,856

China — 2.58%
79,800	Budweiser Brewing Co. APAC Ltd.(a)	206,495
134,000	CSPC Pharmaceutical Group Ltd.	116,617
5,500	Tencent Holdings Ltd.	233,207

		556,319

Denmark — 4.75%
466	Chr Hansen Holding A/S	32,396
5,193	Novo Nordisk A/S, Class B	838,876
3,304	Novozymes A/S, Class B	154,162

		1,025,434

Finland — 2.05%
9,863	Sampo Oyj, Class A	442,971

France — 9.62%
2,847	EssilorLuxottica SA	536,860
879	LVMH Moet Hennessy Louis Vuitton SE	828,820
2,220	Schneider Electric SE	403,322
5,345	TotalEnergies SE	306,828

		2,075,830

Germany — 2.39%
698	Deutsche Boerse AG	128,861
1,014	Linde Plc	386,729

		515,590

Hong Kong — 1.46%
31,000	AIA Group Ltd.	314,851

Ireland — 4.38%
20,123	Bank of Ireland Group Plc	192,123
4,207	CRH Plc	232,707
589	Flutter Entertainment Plc*	118,382
3,628	Ryanair Holdings Plc, ADR*	401,257

		944,469

Japan — 20.58%
8,200	Ajinomoto Co., Inc.	326,662
8,800	Daiichi Sankyo Co. Ltd.	279,614

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
7,700	Hitachi Ltd.	$478,759
1,700	Hoya Corp.	203,432
23,000	Inpex Corp.	252,689
900	Keyence Corp.	427,641
6,900	Mitsubishi Corp.	333,594
93,900	Mitsubishi UFJ Financial Group, Inc.	692,144
3,600	Nintendo Co. Ltd.	164,118
11,504	Recruit Holdings Co. Ltd.	367,154
3,500	Sony Group Corp.	315,946
25,900	Tokio Marine Holdings, Inc.	597,087

		4,438,840

Netherlands — 9.35%
119	Adyen NV*,(a)	206,069
905	ASML Holding NV	656,422
4,751	Heineken NV	488,577
36,917	ING Groep NV	497,700
4,551	NN Group NV	168,467

		2,017,235

Norway — 2.66%
9,700	Aker BP ASA	227,576
12,998	DNB Bank ASA	243,072
8,399	Nordic Semiconductor ASA*	102,464

		573,112

Spain — 1.07%
3,021	Amadeus IT Group SA*	230,050

Sweden — 3.59%
12,049	Assa Abloy AB, Class B	289,622
14,640	Atlas Copco AB, Class A	211,356
22,297	Hexagon AB, Class B	274,260

		775,238

Switzerland — 6.99%
3,494	Nestle SA	420,299
1,791	Roche Holding AG	547,097
613	Sika AG	175,564
18,008	UBS Group AG	364,998

		1,507,958

Taiwan — 2.83%
33,000	Taiwan Semiconductor Manufacturing Co. Ltd.	609,620

United Kingdom — 16.58%
6,734	Ashtead Group Plc	466,874
1,904	AstraZeneca Plc	272,947
58,626	Barratt Developments Plc	308,122

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
3,895	DCC Plc	$217,892
11,435	Diageo Plc	491,602
5,570	Experian Plc	213,782
7,152	Fevertree Drinks Plc	110,607
5,399	London Stock Exchange Group Plc	574,634
10,404	RELX Plc	347,059
28,701	Schroders Plc	159,682
7,933	Unilever Plc	413,105

		3,576,306

Total Common Stocks		21,177,679

(Cost $19,748,146)
Investment Company — 1.75%
376,007	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	376,007

Total Investment Company		376,007

(Cost $376,007)
Total Investments		$21,553,686
(Cost $20,124,153) — 99.92%
Other assets in excess of liabilities — 0.08%		18,139

NET ASSETS — 100.00%		$21,571,825

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

June 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	22.75%
Industrials	17.29%
Health Care	15.49%
Consumer Staples	11.39%
Information Technology	9.60%
Consumer Discretionary	8.35%
Materials	7.48%
Energy	3.98%
Communication Services	1.84%
Other*	1.83%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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